UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-2333



                           New Perspective Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                    Date of reporting period: March 31, 2005





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Richard M. Phillips
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                       Four Embarcadero Center, 10th Floor
                             San Francisco, CA 94111
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

NEW PERSPECTIVE FUND

[close-up photo of a watch - various city names on the face]

Semi-annual report for the six months ended March 31, 2005

NEW PERSPECTIVE FUND(R) seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2005:

                                                               1 year            5 years         10 years
Class A shares
Reflecting 5.75% maximum sales charge                          +2.04%            -0.73%           +11.18%

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus.


[close-up photo of a watch - various city names on the face]

FELLOW SHAREHOLDERS:

Global markets posted strong gains during the first half of New Perspective Fund's fiscal year. Nearly all regions contributed to the rise, most of which came early in the period.

For the six months ended March 31, 2005, New Perspective Fund gained 9.9% -- a return that assumes reinvestment of the 25.7 cents a share dividend paid in December 2004. Over the equivalent time frame, the fund's primary benchmark, the unmanaged MSCI World Index, which measures major stock markets in 23 countries, rose 10.9%, while the 324 global funds tracked by Lipper increased an average of 10.3%.

Although New Perspective's returns for this period, as well as the 12 months ended March 31, trailed those of its two benchmarks, the table below shows how the fund has outpaced both of them over longer, more meaningful time periods.

MANY COUNTRIES CONTRIBUTE

The beginning of the fund's fiscal year found global markets on the rise, as softening oil prices and a clear-cut result in the U.S. presidential election buoyed investor sentiment. However, markets flattened in the new year with investors seeming to lack conviction in the underlying strength of the worldwide economic recovery.

[Begin Sidebar]
RESULTS AT A GLANCE (For periods ended March 31, 2005, with distributions reinvested)

                                                Cumulative total returns             Average annual total returns
                                                Six months        1 year         5 years      10 years         Lifetime
                                                                                                                (since
                                                                                                               March 13,
                                                                                                                 1973)

New Perspective Fund                               +9.9%           +8.3%          +0.5%         +11.8%          +13.6%
MSCI indexes(1):
     World Index                                  +10.9           +11.1           -2.5           +7.9           +10.2
     USA Index                                     +7.2            +7.0           -3.9          +10.8           +10.9
Lipper global funds average(2)                    +10.3            +8.5           -2.0           +8.4           +12.7

(1) The indexes are unmanaged.
(2) Source: Lipper. Averages are based on total return and do not reflect the effects of sales charges.
  New Perspective's returns do not include sales charges.

[End Sidebar}

For the six months, stocks in the United States rose 7.2%.* U.S. investors in non-U.S. companies benefited from the effect of currency translation, as the U.S. dollar -- despite gaining some strength in the latter part of the period -- lost value against all major currencies. In Europe, where the largest share of New Perspective's assets is invested, stock markets in most countries recorded sizable gains. Among those posting the biggest increases were Spain (+22.5%), the Netherlands (+19.5%), France (+17.1%), Germany (+16.7%) and the United Kingdom (+14.1%). Japanese stocks climbed 10.5% while markets in Commonwealth nations Australia (+22.7%) and Canada (+17.0%) both rose sharply. All these returns are in U.S. dollar terms.

*Unless otherwise indicated, country returns are based on MSCI indexes, are measured in U.S. dollars and assume reinvestment of dividends. Source of exchange rates: MSCI.

[Begin Sidebar]
Where the fund's assets are invested

                            3/31/2005       9/30/2004

Europe                       39.1%           38.0%
United Kingdom                9.8             8.8
France                        7.2             6.7
Netherlands                   4.9             5.1
Germany                       4.9             4.7
Switzerland                   3.2             2.9
Spain                         2.5             1.4
Italy                         1.2             1.3
Norway                        1.2             1.6
Austria                       1.1             1.3
Denmark                       0.9             0.9
Belgium                       0.9             1.0
Portugal                      0.5             0.6
Sweden                        0.5             0.2
Ireland                       0.3             1.5

The Americas                 37.9%           41.8%
United States                31.7            35.5
Canada                        2.9             3.4
Brazil                        2.5             2.2
Mexico                        0.8             0.7

Asia/Pacific Basin           16.5%           14.4%
Japan                         9.1             9.0
South Korea                   2.6             1.5
Taiwan                        2.6             1.4
Australia                     1.4             2.3
Singapore                     0.4             0.1
Hong Kong                     0.3             0.0
India                         0.1             0.1

Other                         0.5%            1.1%

Cash & equivalents            6.0%            4.7%

Total                       100.0%          100.0%

[End Sidebar]

BROAD PORTFOLIO STRENGTH

The fund's largest investments reflected the broad strength and diversity of the overall portfolio. Each of New Perspective's largest 10 holdings -- a group representing eight different industries -- rose in value, most by double digits. Particularly notable were consumer goods giant Altria Group (+39.0%), Korean steelmaker POSCO (+32.9%), Taiwan Semiconductor Manufacturing (+28.4%), Spanish telecom provider Telefonica (+16.3%), oil producer Royal Dutch Shell (+19.8%) and French pharmaceutical manufacturer Sanofi-Aventis (+16.2%).

In all, 152 of the 200 companies whose securities the fund owned for the entire period finished in positive territory.

Larger holdings that bucked the upward trend included Microsoft (-12.6%), financial services and insurance company AIG (-18.5%) and Canada's Newmont Mining (-7.2%).

SECTORS TO WATCH

Among industries, oil and gas stocks were the biggest contributors to positive results. That said, we're keeping a watchful eye on the sector. As you know, in recent years, concerns about the security of the supply network, surging worldwide demand and, to some extent, market speculators have caused a sharp rise in crude prices. Stocks of most oil and oil-related companies have experienced a corresponding run-up in price. While we can't be sure if oil prices are set to rise or fall, it's our belief that the concerns about security and scarcity are now fairly reflected in the stock values of most companies.

Our research efforts have turned up opportunities within the telecommunications sector, principally in Europe where valuations are more attractive. Many of the companies that suffered in the wake of the burst technology bubble seem to have finally recovered. Thanks to improved balance sheets and reduced debt loads, we believe they could begin passing along to shareholders increasing shares of their formidable cash flows in the form of stock buybacks and dividend increases. This has the potential to benefit stock prices.

While concerns about safety, regulation and competition have recently made it tough going for pharmaceutical stocks, companies from this industry remain an important component of New Perspective's portfolio. Our outlook for this industry continues to evolve: With many of the behemoths struggling to grow, we are increasingly focused on smaller and medium-sized companies -- many of them European -- that we believe present more dynamic possibilities. As always, we're being cautious, carefully considering the risks involved and basing our decisions on intensive research.

FUNDAMENTALS WILL GUIDE US

In the current environment, where economic indicators and investor sentiment often give off mixed, if not contradictory signals, it's difficult to gain conviction in trends or themes. Conditions like these bring the value of our company-by-company approach to investing into sharper focus. Just as we do during those periods when the outlook seems clearer, we will let research, experience and attention to risk be our guides as we seek out opportunities for the fund.

We appreciate your faith in our long-term, fundamentals-driven approach to investing.

Cordially,

/s/ Gina H. Despres                 /s/ Robert W. Lovelace

Gina H. Despres                     Robert W. Lovelace
Chairman of the Board               President

May 10, 2005

For current information about the fund, visit americanfunds.com.

OTHER SHARE CLASS RESULTS                                             unaudited

Class B, Class C, Class F and Class 529
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2005

                                                                                1 year           5 years        Life of class
Class B shares
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares
     are sold within six years of purchase                                        +2.45%            -0.67%        +0.34%(1)
Not reflecting CDSC                                                               +7.45%            -0.32%        +0.52%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                  +6.36%              --           +4.82%(2)
Not reflecting CDSC                                                               +7.36%              --           +4.82%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by
sponsoring firm                                                                   +8.21%              --           +5.65%(2)

Class 529-A shares
Reflecting 5.75% maximum sales charge                                             +1.92%              --           +7.24%(4)
Not reflecting maximum sales charge                                               +8.15%              --           +9.29%(4)

Class 529-B shares
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                         +2.24%              --           +7.51%(4)
Not reflecting CDSC                                                               +7.24%              --           +8.32%(4)

Class 529-C shares
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                               +6.23%              --           +8.34%(4)
Not reflecting CDSC                                                              +7.23%               --           +8.34%(4)

Class 529-E shares(3)                                                             +7.83%              --           +8.32%(5)

Class 529-F shares(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                           +8.08%              --          +19.50%(6)

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

(1) From March 15, 2000, when Class B shares were first sold.
(2) From March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) From February 15, 2002, when Class 529-A, Class 529-B and Class 529-C shares were first sold.
(5) From March 1, 2002, when Class 529-E shares were first sold.
(6) From September 17, 2002, when Class 529-F shares were first sold.


SUMMARY INVESTMENT PORTFOLIO
March 31, 2005                                                        unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

                                                                 Percent
                                                                  of net
Industry sector diversification                                   assets

[begin pie chart]
Information technology                                             15.82 %
Financials                                                         12.11
Consumer discretionary                                             10.37
Materials                                                           9.98
Telecommunication services                                          9.09
Other industries                                                   36.42
Convertible securities & warrants                                    .24
Cash & equivalents                                                  5.97
[end pie chart]


                                                                                                            Market        Percent
                                                                                          Shares             value         of net
Common stocks  - 93.79%                                                                                      (000)         assets

Information technology  - 15.82%
Taiwan Semiconductor Manufacturing Co. Ltd.                                          338,958,011  $        554,821          1.42%
Microsoft Corp.                                                                       16,000,000           386,720            .99
Cisco Systems, Inc.  (1)                                                              17,200,000           307,708            .79
Xerox Corp.  (1)                                                                      20,000,000           303,000            .77
Samsung Electronics Co., Ltd.                                                            591,850           292,718            .75
Hewlett-Packard Co.                                                                   12,855,000           282,039            .72
Google Inc., Class A  (1)                                                              1,415,000           255,422            .65
Sun Microsystems, Inc.  (1)                                                           62,426,300           252,202            .64
Other securities                                                                                         3,557,299           9.09
                                                                                                         6,191,929          15.82

Financials  - 12.11%
ING Groep NV                                                                          14,779,335           446,357           1.14
Erste Bank der oesterreichischen Sparkassen AG                                         8,182,496           427,958           1.09
Bayerische Hypo- und Vereinsbank AG  (1)                                              16,334,900           399,540           1.02
Societe Generale                                                                       3,485,000           362,058            .93
American International Group, Inc.                                                     6,366,319           352,758            .90
Citigroup Inc.                                                                         5,856,667           263,199            .67
HSBC Holdings PLC                                                                     16,470,708           260,252            .67
J.P. Morgan Chase & Co.                                                                7,400,000           256,040            .65
DEPFA BANK PLC                                                                        16,101,070           254,616            .65
Other securities                                                                                         1,716,173           4.39
                                                                                                         4,738,951          12.11

Consumer discretionary  - 10.37%
News Corp. Inc., Class A                                                              24,295,771           411,084
News Corp. Inc., Class B                                                               4,855,200            85,500           1.27
Time Warner Inc.  (1)                                                                 27,940,000           490,347           1.25
Kingfisher PLC                                                                        62,064,447           338,315            .87
Hyundai Motor Co.                                                                      5,055,360           273,936            .70
Bridgestone Corp.                                                                     14,552,000           267,606            .68
Toyota Motor Corp.                                                                     7,175,000           267,104            .68
Honda Motor Co., Ltd.                                                                  5,300,000           265,544            .68
Other securities                                                                                         1,659,753           4.24
                                                                                                         4,059,189          10.37

Materials  - 9.98%
POSCO                                                                                  2,320,160           459,460           1.17
Newmont Mining Corp.                                                                  10,650,000           449,962           1.15
Dow Chemical Co.                                                                       6,270,200           312,569            .80
Nitto Denko Corp.                                                                      5,610,000           294,161            .75
Other securities                                                                                         2,388,607           6.11
                                                                                                         3,904,759           9.98

Telecommunication services  - 9.09%
Vodafone Group PLC                                                                   377,220,425         1,000,524           2.56
Telefonica, SA                                                                        30,733,342           535,403           1.37
France Telecom, SA                                                                    14,484,205           433,689           1.11
Royal KPN NV                                                                          42,748,300           382,331            .98
Deutsche Telekom AG  (1)                                                              14,989,550           299,214            .76
O2 PLC  (1)                                                                          111,414,200           250,816            .64
Other securities                                                                                           653,781           1.67
                                                                                                         3,555,758           9.09

Consumer staples  - 8.80%
Altria Group, Inc.                                                                    13,312,500           870,504           2.22
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR)                      15,411,500           445,238           1.14
Nestle SA                                                                              1,425,150           389,885           1.00
Koninklijke Ahold NV  (1)                                                             40,026,166           335,157            .86
Other securities                                                                                         1,404,902           3.58
                                                                                                         3,445,686           8.80

Energy  - 8.58%
"Shell" Transport and Trading Co., PLC                                                44,950,000           403,069
Royal Dutch Petroleum Co. (New York registered)                                        4,255,000           255,470           1.68
ENI SpA                                                                               14,415,000           374,442            .96
Norsk Hydro ASA                                                                        4,164,000           343,541            .88
TOTAL SA                                                                               1,256,100           293,882            .75
Other securities                                                                                         1,686,853           4.31
                                                                                                         3,357,257           8.58

Health care  - 7.88%
Sanofi-Aventis                                                                        12,072,212         1,017,902           2.60
AstraZeneca PLC (Sweden)                                                               9,372,809           370,726
AstraZeneca PLC (United Kingdom)                                                         550,000            21,659           1.00
Roche Holding AG                                                                       3,296,100           353,252            .90
Novo Nordisk A/S, Class B                                                              5,635,000           313,988            .80
Other securities                                                                                         1,006,248           2.58
                                                                                                         3,083,775           7.88

Industrials  - 5.82%
Tyco International Ltd.                                                               16,412,500           554,743           1.42
General Electric Co.                                                                  10,260,500           369,994            .95
Other securities                                                                                         1,353,602           3.45
                                                                                                         2,278,339           5.82

Utilities  - 2.16%
E.ON AG                                                                                3,300,000           283,125            .72
Other securities                                                                                           564,039           1.44
                                                                                                           847,164           2.16

Miscellaneous  -  3.18%
Other common stocks in initial period of acquisition                                                     1,246,119           3.18


Total common stocks (cost: $27,454,212,000)                                                             36,708,926          93.79



                                                                                                            Market        Percent
                                                                                          Shares             value         of net
Warrants  - 0.01%                                                                                            (000)         assets

Financials  - 0.01%
ING Groep NV, warrants, expire 2008  (1)                                               1,265,000             5,313            .01


Consumer discretionary - 0.00%                                                                                  64            .00


Total warrants (cost: $91,916,000)                                                                           5,377            .01



                                                                                                            Market        Percent
                                                                                          Shares             value         of net
Convertible securities  - 0.23%                                                                              (000)         assets

Total convertible securities (cost: $23,722,000)                                                            90,863            .23



                                                                                                            Market        Percent
                                                                                Principal amount             value         of net
Bonds & notes  - 0.00%                                                                     (000)             (000)         assets

Total bonds & notes (cost: $0)                                                                                 .00            .00



                                                                                                            Market        Percent
                                                                                Principal amount             value         of net
Short-term securities  - 6.19%                                                             (000)             (000)         assets

Toyota Motor Credit Corp. 2.65%-2.85% due  4/15-5/18/2005                               $139,600           139,256            .36
Societe Generale 2.86% due 5/20/2005                                                      50,000            50,000
Barton Capital Corp. 2.76% due 4/21/2005 (2)                                              25,400            25,359            .19
ING (U.S.) Funding LLC 2.67%-2.69% due 4/11-4/26/2005                                     40,300            40,243
Mont Blanc Capital Corp. 2.79% due 4/20/2005 (2)                                          25,000            24,961            .17
Shell Finance (U.K.) PLC 2.795% due 5/16/2005                                             50,000            49,821            .13
Other securities                                                                                         2,090,922           5.34

Total short-term securities (cost: $2,420,545,000)                                                       2,420,562           6.19


Total investment securities (cost: $29,990,395,000)                                                     39,225,728         100.22
Other assets less liabilities                                                                              (84,852)         (0.22)

Net assets                                                                                             $39,140,876        100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $646,839,000, which represented 1.65% of the net assets of the fund.

ADR = American Depositary Receipts


See Notes to Financial Statements



FINANCIAL STATEMENTS

Statement of assets and liabilities                                   unaudited
at March 31, 2005                             (dollars and shares in thousands,
                                                      except per-share amounts)

Assets:
 Investment securities at market (cost: $29,990,395)                                                          $39,225,728
 Cash denominated in non-U.S. currencies
  (cost: $8,224)                                                                                                    8,829
 Cash                                                                                                              14,846
 Receivables for:
  Sales of investments                                                                   $70,819
  Sales of fund's shares                                                                  69,711
  Dividends and interest                                                                  77,190                  217,720
                                                                                                               39,467,123
Liabilities:
 Payables for:
  Purchases of investments                                                               244,803
  Repurchases of fund's shares                                                            52,484
  Investment advisory services                                                            12,556
  Services provided by affiliates                                                         13,057
  Deferred Directors' compensation                                                         2,557
  Other fees and expenses                                                                    790                  326,247
Net assets at March 31, 2005                                                                                  $39,140,876

Net assets consist of:
 Capital paid in on shares of capital stock                                                                   $28,352,218
 Undistributed net investment income                                                                               53,675
 Undistributed net realized gain                                                                                1,499,146
 Net unrealized appreciation                                                                                    9,235,837
Net assets at March 31, 2005                                                                                  $39,140,876

Total authorized capital stock - 2,000,000 shares, $0.001 par value (1,445,687 total shares outstanding)

                                                                                                             Net asset value
                                                                        Net assets  Shares outstanding         per share (1)

Class A                                                                $32,895,260           1,213,291                $27.11
Class B                                                                  1,371,720              51,305                 26.74
Class C                                                                  1,054,797              39,612                 26.63
Class F                                                                    733,478              27,129                 27.04
Class 529-A                                                                350,082              12,959                 27.01
Class 529-B                                                                 69,462               2,597                 26.74
Class 529-C                                                                 97,326               3,639                 26.74
Class 529-E                                                                 21,427                 797                 26.89
Class 529-F                                                                  4,359                 162                 26.98
Class R-1                                                                   11,345                 425                 26.69
Class R-2                                                                  272,733              10,209                 26.71
Class R-3                                                                  542,725              20,205                 26.86
Class R-4                                                                  402,535              14,925                 26.97
Class R-5                                                                1,313,627              48,432                 27.12

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $28.76 and $28.66, respectively.

See Notes to Financial Statements


Statement of operations                                               unaudited
for the six months ended March 31, 2005                  (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $12,045)                                                                   $272,768
  Interest (net of non-U.S. withholding
            tax of $1)                                                                          29,197                 $301,965

 Fees and expenses:
  Investment advisory services                                                                  74,789
  Distribution services                                                                         54,895
  Transfer agent services                                                                       17,151
  Administrative services                                                                        4,060
  Reports to shareholders                                                                          736
  Registration statement and prospectus                                                            737
  Postage, stationery and supplies                                                               2,220
  Directors' compensation                                                                          603
  Auditing and legal                                                                                60
  Custodian                                                                                      3,793
  State and local taxes                                                                            491
  Other                                                                                            120
  Total expenses before reimbursements/waivers                                                 159,655
   Reimbursement/waiver of expenses                                                              3,939                  155,716
 Net investment income                                                                                                  146,249

Net realized gain and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized gain/(loss) on:
  Investments                                                                                1,625,054
  Non-U.S. currency transactions                                                                (1,322)               1,623,732
 Net unrealized appreciation on:
  Investments                                                                                1,691,534
  Non-U.S. currency translations                                                                   543                1,692,077
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                              3,315,809
Net increase in net assets resulting
 from operations                                                                                                     $3,462,058

See Notes to Financial Statements




Statement of changes in net assets                       (dollars in thousands)

                                                                                            Six months               Year ended
                                                                                       ended March 31,            September 30,
                                                                                                 2005*                     2004
Operations:
 Net investment income                                                                        $146,249                 $296,416
 Net realized gain on investments and
  non-U.S. currency transactions                                                             1,623,732                  951,012
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                          1,692,077                3,682,229
  Net increase in net assets
   resulting from operations                                                                 3,462,058                4,929,657

Dividends paid to shareholders from net investment income
 and currency gains                                                                           (349,639)                (228,292)

Capital share transactions                                                                     995,781                2,673,822

Total increase in net assets                                                                 4,108,200                7,375,187

Net assets:
 Beginning of period                                                                        35,032,676               27,657,489
 End of period (including
  undistributed net investment income:
  $53,675 and $257,065,
  respectively)                                                                            $39,140,876              $35,032,676

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(sm)

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2005, there were no non-U.S. taxes paid on realized gains. As of March 31, 2005, there were no non-U.S. taxes provided on unrealized gains.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2005, the cost of investment securities for federal income tax purposes was $30,006,299,000.

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                                       $70,973
Accumulated short-term capital losses                                                                       (119,459)
Undistributed long-term capital gains                                                                      1,620,627
Gross unrealized appreciation on investment securities                                                    10,093,040
Gross unrealized depreciation on investment securities                                                      (873,611)
Net unrealized appreciation on investment securities                                                       9,219,429

Accumulated short-term capital losses above include a capital loss carryforward of $123,886,000 expiring in 2011. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. During the six months ended March 31, 2005, the fund realized, on a tax basis, a net capital gain of $1,625,054,000.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class                                          Six months ended March 31, 2005          Year ended September 30, 2004
Class A                                                                    $ 309,894                              $ 208,248
Class B                                                                        4,004                                  1,875
Class C                                                                        3,023                                  1,601
Class F                                                                        6,594                                  3,668
Class 529-A                                                                    2,906                                  1,422
Class 529-B                                                                      142                                     70
Class 529-C                                                                      216                                    100
Class 529-E                                                                      130                                     58
Class 529-F                                                                       35                                     13
Class R-1                                                                         33                                     21
Class R-2                                                                      1,007                                    463
Class R-3                                                                      3,656                                  1,256
Class R-4                                                                      3,571                                    710
Class R-5                                                                     14,428                                  8,787
Total                                                                      $ 349,639                              $ 228,292

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.365% on such assets in excess of $44 billion. During the six months ended March 31, 2005, CRMC reduced investment advisory services fees by $3,739,000. As a result, the fee shown on the accompanying financial statements of $74,789,000, which was equivalent to an annualized rate of 0.391%, was reduced to $71,050,000, or 0.371% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended March 31, 2005, CRMC agreed to pay a portion of these fees for classes R-1 and R-2. For the six months ended March 31, 2005, the total fees paid by CRMC were $2,000 and $198,000 for classes R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

         Expenses under the agreements described above for the six months ended March 31, 2005, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $38,727          $16,415        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          6,668             736          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          4,942          Included             $741               $128            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           887           Included              532                 51            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         266           Included              237                 27                 $158
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         324           Included              49                  17                  32
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         439           Included              66                  19                  44
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         48            Included              14                  1                   10
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          5            Included              3                     - *               2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           47           Included              7                   5             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          898           Included              180                517            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3         1,208          Included              362               (24)            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          436           Included             262                  7             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included             610                  3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $54,895          $17,151            $3,063              $751                 $246
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $603,000, shown on the accompanying financial statements, includes $285,000 in current fees (either paid in cash or deferred) and a net increase of $318,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                Reinvestments of
Share class                                                      Sales(1)                   dividends and distribution
                                                         Amount            Shares            Amount              Shares
Six months ended March 31, 2005
Class A                                                 1950764             72471            293980               10884
Class B                                                  100827              3810              3884                 146
Class C                                                  163073              6169              2896                 109
Class F                                                  108695              4053              5558                 206
Class 529-A                                               63526              2363              2906                 108
Class 529-B                                                9133               344               142                   5
Class 529-C                                               17706               664               216                   8
Class 529-E                                                4245               159               130                   5
Class 529-F                                                1028                39                35                   1
Class R-1                                                  3926               147                32                   1
Class R-2                                                 78223              2945              1006                  38
Class R-3                                                158134              5930              3650                 136
Class R-4                                                149928              5605              3568                 133
Class R-5                                                239126              8940             14198                 526
Total net increase
   (decrease)                                           3048334            113639            332201               12306

Year ended September 30, 2004
Class A                                                 4020983            165166            197438                8278
Class B                                                  287862             11987              1821                  77
Class C                                                  382845             16021              1538                  65
Class F                                                  312735             12909              3160                 133
Class 529-A                                              110531              4547              1422                  60
Class 529-B                                               20410               848                70                   3
Class 529-C                                               32165              1334               100                   4
Class 529-E                                                6751               279                58                   2
Class 529-F                                                1889                77                13                   1
Class R-1                                                  5753               239                21                   1
Class R-2                                                148268              6137               463                  20
Class R-3                                                300775             12397              1256                  53
Class R-4                                                229785              9411               710                  30
Class R-5                                                912667             40281              8613                 362
Total net increase
   (decrease)                                           6773419            281633            216683                9089




Share class                                                  Repurchases(1)                           Net increase
                                                         Amount            Shares            Amount              Shares
Six months ended March 31, 2005
Class A                                                -2015663            -74922            229081                8433
Class B                                                  -56703             -2138             48008                1818
Class C                                                  -58712             -2217            107257                4061
Class F                                                  -72220             -2680             42033                1579
Class 529-A                                               -6830              -254             59602                2217
Class 529-B                                               -1201               -45              8074                 304
Class 529-C                                               -2294               -86             15628                 586
Class 529-E                                                -398               -15              3977                 149
Class 529-F                                                -179                -7               884                  33
Class R-1                                                  -911               -34              3047                 114
Class R-2                                                -22978              -867             56251                2116
Class R-3                                                -52632             -1964            109152                4102
Class R-4                                                -46667             -1741            106829                3997
Class R-5                                                -47366             -1768            205958                7698
Total net increase
   (decrease)                                          -2384754            -88738            995781               37207

Year ended September 30, 2004
Class A                                                -3802877           -159021            415544               14423
Class B                                                  -87671             -3645            202012                8419
Class C                                                  -88015             -3682            296368               12404
Class F                                                  -99321             -4073            216574                8969
Class 529-A                                               -7864              -323            104089                4284
Class 529-B                                               -1263               -52             19217                 799
Class 529-C                                               -2938              -121             29327                1217
Class 529-E                                                -514               -21              6295                 260
Class 529-F                                                 -80                -3              1822                  75
Class R-1                                                 -1681               -70              4093                 170
Class R-2                                                -35587             -1469            113144                4688
Class R-3                                                -53418             -2219            248613               10231
Class R-4                                                -33282             -1369            197213                8072
Class R-5                                               -101769             -4164            819511               36479
Total net increase
   (decrease)                                          -4316280           -180232           2673822              110490

(1) Includes exchanges between share classes of the fund.

6.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,728,433,000 and $6,628,356,000, respectively, during the six months ended March 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2005, the custodian fee of $3,793,000, shown on the accompanying financial statements, includes $16,000 that was offset by this reduction, rather than paid in cash.

Financial highlights (1)

                                                                                     Income (loss) from investment operations(2)
                                                                                                            Net
                                                                     Net asset                   gains (losses)
                                                                        value,            Net     on securities      Total from
                                                                     beginning     investment    (both realized      investment
                                                                     of period  income (loss)    and unrealized)     operations
Class A:
 Six months ended 3/31/2005 (5)                                         $24.91           $.11             $2.35           $2.46
 Year ended 9/30/2004                                                    21.33            .23              3.53            3.76
 Year ended 9/30/2003                                                    16.50            .18              4.82            5.00
 Year ended 9/30/2002                                                    19.74            .17             (3.14)          (2.97)
 Year ended 9/30/2001                                                    28.66            .34             (5.86)          (5.52)
 Year ended 9/30/2000                                                    26.25            .30              4.56            4.86
Class B:
 Six months ended 3/31/2005 (5)                                          24.50            .01              2.31            2.32
 Year ended 9/30/2004                                                    21.02            .04              3.48            3.52
 Year ended 9/30/2003                                                    16.28            .03              4.75            4.78
 Year ended 9/30/2002                                                    19.53            .02             (3.11)          (3.09)
 Year ended 9/30/2001                                                    28.54            .14             (5.80)          (5.66)
 Period from 3/15/2000 to 9/30/2000                                      30.11            .08             (1.65)          (1.57)
Class C:
 Six months ended 3/31/2005 (5)                                          24.41              - (7)          2.30            2.30
 Year ended 9/30/2004                                                    20.97            .03              3.47            3.50
 Year ended 9/30/2003                                                    16.27            .02              4.75            4.77
 Year ended 9/30/2002                                                    19.50            .03             (3.14)          (3.11)
 Period from 3/15/2001 to 9/30/2001                                      22.42           (.01)            (2.83)          (2.84)
Class F:
 Six months ended 3/31/2005 (5)                                          24.84            .10              2.35            2.45
 Year ended 9/30/2004                                                    21.29            .22              3.52            3.74
 Year ended 9/30/2003                                                    16.49            .17              4.81            4.98
 Year ended 9/30/2002                                                    19.72            .18             (3.16)          (2.98)
 Period from 3/15/2001 to 9/30/2001                                      22.59            .10             (2.87)          (2.77)
Class 529-A:
 Six months ended 3/31/2005 (5)                                          24.83            .10              2.33            2.43
 Year ended 9/30/2004                                                    21.29            .22              3.51            3.73
 Year ended 9/30/2003                                                    16.49            .19              4.80            4.99
 Period from 2/15/2002 to 9/30/2002                                      21.05            .11             (4.67)          (4.56)
Class 529-B:
 Six months ended 3/31/2005 (5)                                          24.51           (.02)             2.31            2.29
 Year ended 9/30/2004                                                    21.07              - (7)          3.48            3.48
 Year ended 9/30/2003                                                    16.41            .01              4.76            4.77
 Period from 2/15/2002 to 9/30/2002                                      21.05            .02             (4.66)          (4.64)
Class 529-C:
 Six months ended 3/31/2005 (5)                                          24.51           (.01)             2.31            2.30
 Year ended 9/30/2004                                                    21.07            .01              3.48            3.49
 Year ended 9/30/2003                                                    16.41            .01              4.76            4.77
 Period from 2/15/2002 to 9/30/2002                                      21.05            .02             (4.66)          (4.64)
Class 529-E:
 Six months ended 3/31/2005 (5)                                          24.69            .05              2.33            2.38
 Year ended 9/30/2004                                                    21.19            .13              3.50            3.63
 Year ended 9/30/2003                                                    16.47            .11              4.79            4.90
 Period from 3/1/2002 to 9/30/2002                                       21.49            .08             (5.10)          (5.02)
Class 529-F:
 Six months ended 3/31/2005 (5)                                          24.80            .09              2.33            2.42
 Year ended 9/30/2004                                                    21.28            .21              3.51            3.72
 Year ended 9/30/2003                                                    16.50            .17              4.79            4.96
 Period from 9/17/2002 to 9/30/2002                                      17.65              - (7)         (1.15)          (1.15)



                                                                                     Income (loss) from investment operations(2)
                                                                                                            Net
                                                                     Net asset                    ains (losses)
                                                                        value,            Net     on securities      Total from
                                                                     beginning     investment    (both realized      investment
                                                                     of period         income    and unrealized)     operations
Class R-1:
 Six months ended 3/31/2005 (5)                                         $24.48            $ - (7)         $2.31           $2.31
 Year ended 9/30/2004                                                    21.08            .04              3.47            3.51
 Year ended 9/30/2003                                                    16.45            .04              4.76            4.80
 Period from 6/17/2002 to 9/30/2002                                      20.72            .01             (4.28)          (4.27)
Class R-2:
 Six months ended 3/31/2005 (5)                                          24.52              - (7)          2.30            2.30
 Year ended 9/30/2004                                                    21.10            .05              3.48            3.53
 Year ended 9/30/2003                                                    16.45            .05              4.77            4.82
 Period from 5/21/2002 to 9/30/2002                                      21.95            .02             (5.52)          (5.50)
Class R-3:
 Six months ended 3/31/2005 (5)                                          24.67            .07              2.33            2.40
 Year ended 9/30/2004                                                    21.19            .15              3.49            3.64
 Year ended 9/30/2003                                                    16.49            .12              4.77            4.89
 Period from 6/4/2002 to 9/30/2002                                       21.33            .04             (4.88)          (4.84)
Class R-4:
 Six months ended 3/31/2005 (5)                                          24.80            .11              2.34            2.45
 Year ended 9/30/2004                                                    21.28            .23              3.50            3.73
 Year ended 9/30/2003                                                    16.50            .18              4.80            4.98
 Period from 5/28/2002 to 9/30/2002                                      21.86            .07             (5.43)          (5.36)
Class R-5:
 Six months ended 3/31/2005 (5)                                          24.95            .14              2.35            2.49
 Year ended 9/30/2004                                                    21.37            .30              3.53            3.83
 Year ended 9/30/2003                                                    16.52            .23              4.83            5.06
 Period from 5/15/2002 to 9/30/2002                                      21.91            .09             (5.48)          (5.39)

Financial highlights (1)

                                                                             Dividends and distributions

                                                                      Dividends
                                                                      (from net  Distributions             Total      Net asset
                                                                     investment  (from capital     dividends and     value, end
                                                                        income)         gains)     distributions      of period
Class A:
 Six months ended 3/31/2005 (5)                                          $(.26)           $ -             $(.26)         $27.11
 Year ended 9/30/2004                                                     (.18)             -              (.18)          24.91
 Year ended 9/30/2003                                                     (.17)             -              (.17)          21.33
 Year ended 9/30/2002                                                     (.27)             -              (.27)          16.50
 Year ended 9/30/2001                                                     (.30)         (3.10)            (3.40)          19.74
 Year ended 9/30/2000                                                     (.11)         (2.34)            (2.45)          28.66
Class B:
 Six months ended 3/31/2005 (5)                                           (.08)             -              (.08)          26.74
 Year ended 9/30/2004                                                     (.04)             -              (.04)          24.50
 Year ended 9/30/2003                                                     (.04)             -              (.04)          21.02
 Year ended 9/30/2002                                                     (.16)             -              (.16)          16.28
 Year ended 9/30/2001                                                     (.25)         (3.10)            (3.35)          19.53
 Period from 3/15/2000 to 9/30/2000                                          -              -                 -           28.54
Class C:
 Six months ended 3/31/2005 (5)                                           (.08)             -              (.08)          26.63
 Year ended 9/30/2004                                                     (.06)             -              (.06)          24.41
 Year ended 9/30/2003                                                     (.07)             -              (.07)          20.97
 Year ended 9/30/2002                                                     (.12)             -              (.12)          16.27
 Period from 3/15/2001 to 9/30/2001                                       (.08)             -              (.08)          19.50
Class F:
 Six months ended 3/31/2005 (5)                                           (.25)             -              (.25)          27.04
 Year ended 9/30/2004                                                     (.19)             -              (.19)          24.84
 Year ended 9/30/2003                                                     (.18)             -              (.18)          21.29
 Year ended 9/30/2002                                                     (.25)             -              (.25)          16.49
 Period from 3/15/2001 to 9/30/2001                                       (.10)             -              (.10)          19.72
Class 529-A:
 Six months ended 3/31/2005 (5)                                           (.25)             -              (.25)          27.01
 Year ended 9/30/2004                                                     (.19)             -              (.19)          24.83
 Year ended 9/30/2003                                                     (.19)             -              (.19)          21.29
 Period from 2/15/2002 to 9/30/2002                                          -              -                 -           16.49
Class 529-B:
 Six months ended 3/31/2005 (5)                                           (.06)             -              (.06)          26.74
 Year ended 9/30/2004                                                     (.04)             -              (.04)          24.51
 Year ended 9/30/2003                                                     (.11)             -              (.11)          21.07
 Period from 2/15/2002 to 9/30/2002                                          -              -                 -           16.41
Class 529-C:
 Six months ended 3/31/2005 (5)                                           (.07)             -              (.07)          26.74
 Year ended 9/30/2004                                                     (.05)             -              (.05)          24.51
 Year ended 9/30/2003                                                     (.11)             -              (.11)          21.07
 Period from 2/15/2002 to 9/30/2002                                          -              -                 -           16.41
Class 529-E:
 Six months ended 3/31/2005 (5)                                           (.18)             -              (.18)          26.89
 Year ended 9/30/2004                                                     (.13)             -              (.13)          24.69
 Year ended 9/30/2003                                                     (.18)             -              (.18)          21.19
 Period from 3/1/2002 to 9/30/2002                                           -              -                 -           16.47
Class 529-F:
 Six months ended 3/31/2005 (5)                                           (.24)             -              (.24)          26.98
 Year ended 9/30/2004                                                     (.20)             -              (.20)          24.80
 Year ended 9/30/2003                                                     (.18)             -              (.18)          21.28
 Period from 9/17/2002 to 9/30/2002                                          -              -                 -           16.50



                                                                               Dividends and distributions

                                                                      Dividends
                                                                      (from net  Distributions             Total      Net asset
                                                                     investment  (from capital     dividends and     value, end
                                                                        income)         gains)     distributions      of period
Class R-1:
 Six months ended 3/31/2005 (5)                                          $(.10)           $ -             $(.10)         $26.69
 Year ended 9/30/2004                                                     (.11)             -              (.11)          24.48
 Year ended 9/30/2003                                                     (.17)             -              (.17)          21.08
 Period from 6/17/2002 to 9/30/2002                                          -              -                 -           16.45
Class R-2:
 Six months ended 3/31/2005 (5)                                           (.11)             -              (.11)          26.71
 Year ended 9/30/2004                                                     (.11)             -              (.11)          24.52
 Year ended 9/30/2003                                                     (.17)             -              (.17)          21.10
 Period from 5/21/2002 to 9/30/2002                                          -              -                 -           16.45
Class R-3:
 Six months ended 3/31/2005 (5)                                           (.21)             -              (.21)          26.86
 Year ended 9/30/2004                                                     (.16)             -              (.16)          24.67
 Year ended 9/30/2003                                                     (.19)             -              (.19)          21.19
 Period from 6/4/2002 to 9/30/2002                                           -              -                 -           16.49
Class R-4:
 Six months ended 3/31/2005 (5)                                           (.28)             -              (.28)          26.97
 Year ended 9/30/2004                                                     (.21)             -              (.21)          24.80
 Year ended 9/30/2003                                                     (.20)             -              (.20)          21.28
 Period from 5/28/2002 to 9/30/2002                                          -              -                 -           16.50
Class R-5:
 Six months ended 3/31/2005 (5)                                           (.32)             -              (.32)          27.12
 Year ended 9/30/2004                                                     (.25)             -              (.25)          24.95
 Year ended 9/30/2003                                                     (.21)             -              (.21)          21.37
 Period from 5/15/2002 to 9/30/2002                                          -              -                 -           16.52



Financial highlights (1)

                                                                         Ratio of expenses  Ratio of expenses
                                                                            to average net      to average net    Ratio of net
                                                             Net assets,     assets before        assets after   income (loss)
                                                     Total end of period   reimbursements/     reimbursements/      to average
                                                 return(3) (in millions)           waivers         waivers (4)      net assets
Class A:
 Six months ended 3/31/2005 (5)                       9.87%    $32,895                .78%            .76% (6)       .82%       (6)
 Year ended 9/30/2004                                17.65      30,011                .78             .78            .93
 Year ended 9/30/2003                                30.48      25,388                .83             .83            .93
 Year ended 9/30/2002                               (15.36)     20,497                .82             .82            .84
 Year ended 9/30/2001                               (21.47)     25,094                .78             .78           1.40
 Year ended 9/30/2000                                18.93      33,412                .79             .79           1.00
Class B:
 Six months ended 3/31/2005 (5)                       9.47       1,372               1.55            1.53 (6)        .05       (6)
 Year ended 9/30/2004                                16.77       1,212               1.55            1.55            .18
 Year ended 9/30/2003                                29.44         863               1.62            1.62            .16
 Year ended 9/30/2002                               (16.04)        579               1.60            1.60            .11
 Year ended 9/30/2001                               (22.06)        445               1.57            1.57            .60
 Period from 3/15/2000 to 9/30/2000                  (5.21)        260               1.53            1.53 (6)        .56       (6)
Class C:
 Six months ended 3/31/2005 (5)                       9.43       1,055               1.61            1.59 (6)       (.01)      (6)
 Year ended 9/30/2004                                16.70         868               1.61            1.61            .14
 Year ended 9/30/2003                                29.39         485               1.66            1.66            .12
 Year ended 9/30/2002                               (16.05)        277               1.64            1.64            .14
 Period from 3/15/2001 to 9/30/2001                 (12.78)         87               1.76            1.76 (6)       (.06)      (6)
Class F:
 Six months ended 3/31/2005 (5)                       9.87         733                .84             .82 (6)        .76       (6)
 Year ended 9/30/2004                                17.59         635                .84             .84            .91
 Year ended 9/30/2003                                30.39         353                .87             .87            .91
 Year ended 9/30/2002                               (15.41)        189                .88             .88            .89
 Period from 3/15/2001 to 9/30/2001                 (12.34)         60                .90             .90 (6)        .84       (6)
Class 529-A:
 Six months ended 3/31/2005 (5)                       9.80         350                .87             .85 (6)        .74       (6)
 Year ended 9/30/2004                                17.57         267                .86             .86            .90
 Year ended 9/30/2003                                30.46         138                .83             .83            .98
 Period from 2/15/2002 to 9/30/2002                 (21.66)         55                .96             .96 (6)        .95       (6)
Class 529-B:
 Six months ended 3/31/2005 (5)                       9.34          69               1.74            1.72 (6)       (.13)      (6)
 Year ended 9/30/2004                                16.53          56               1.74            1.74            .01
 Year ended 9/30/2003                                29.21          31               1.78            1.78            .03
 Period from 2/15/2002 to 9/30/2002                 (22.04)         12               1.76            1.76 (6)        .14       (6)
Class 529-C:
 Six months ended 3/31/2005 (5)                       9.37          97               1.73            1.71 (6)       (.12)      (6)
 Year ended 9/30/2004                                16.56          75               1.73            1.72            .03
 Year ended 9/30/2003                                29.21          39               1.77            1.77            .05
 Period from 2/15/2002 to 9/30/2002                 (22.04)         15               1.75            1.75 (6)        .16       (6)
Class 529-E:
 Six months ended 3/31/2005 (5)                       9.66          21               1.20            1.19 (6)        .41       (6)
 Year ended 9/30/2004                                17.17          16               1.20            1.20            .56
 Year ended 9/30/2003                                29.92           8               1.23            1.23            .60
 Period from 3/1/2002 to 9/30/2002                  (23.36)          2               1.21            1.21 (6)        .67       (6)
Class 529-F:
 Six months ended 3/31/2005 (5)                       9.78           4                .96             .94 (6)        .66       (6)
 Year ended 9/30/2004                                17.50           3                .95             .95            .84
 Year ended 9/30/2003                                30.25           1                .97             .97            .89
 Period from 9/17/2002 to 9/30/2002                  (6.52)          - (8)              -               - (9)          -       (9)




                                                                         Ratio of expenses   Ratio of expenses
                                                                            to average net      to average net     Ratio of net
                                                              Net assets,    assets before        assets after    (loss) income
                                                     Total end of period   reimbursements/     reimbursements/       to average
                                                    return (in millions)           waivers         waivers (4)       net assets
Class R-1:
 Six months ended 3/31/2005 (5)                       9.37%        $11               1.68%           1.62% (6)      (.01)%     (6)
 Year ended 9/30/2004                                16.71           8               1.69            1.63            .16
 Year ended 9/30/2003                                29.35           3               1.89            1.65            .20
 Period from 6/17/2002 to 9/30/2002                 (20.61)          - (8)            .91             .47            .04
Class R-2:
 Six months ended 3/31/2005 (5)                       9.40         273               1.76            1.58 (6)        .02       (6)
 Year ended 9/30/2004                                16.74         198               1.88            1.59            .20
 Year ended 9/30/2003                                29.43          72               2.13            1.61            .26
 Period from 5/21/2002 to 9/30/2002                 (25.01)          4                .74             .58            .11
Class R-3:
 Six months ended 3/31/2005 (5)                       9.71         543               1.07            1.05 (6)        .54       (6)
 Year ended 9/30/2004                                17.19         397               1.18            1.18            .62
 Year ended 9/30/2003                                29.85         124               1.23            1.23            .64
 Period from 6/4/2002 to 9/30/2002                  (22.69)          5                .45             .39            .21
Class R-4:
 Six months ended 3/31/2005 (5)                       9.83         403                .83             .81 (6)        .78       (6)
 Year ended 9/30/2004                                17.64         271                .83             .83            .95
 Year ended 9/30/2003                                30.38          61                .88             .87            .91
 Period from 5/28/2002 to 9/30/2002                 (24.52)          1                .41             .30            .36
Class R-5:
 Six months ended 3/31/2005 (5)                      10.00       1,314                .53             .51 (6)       1.08       (6)
 Year ended 9/30/2004                                17.96       1,016                .53             .52           1.22
 Year ended 9/30/2003                                30.84          91                .55             .55           1.23
 Period from 5/15/2002 to 9/30/2002                 (24.60)         60                .20             .20            .46


                                                           Six months ended
                                                                March 31,                    Year ended September 30
                                                                 2005(5)          2004      2003       2002       2001        2000

Portfolio turnover rate for all classes of shares                 19%              19%       28%        26%        32%         34%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than one cent.
(8) Amount less than $1 million.
(9) Amount less than .01 percent.

See Notes to Financial Statements



EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account           Ending account       Expenses paid     Annualized
                                                 value 10/1/2004         value 3/31/2005     during period(1)  expense ratio

Class A -- actual return                         $      1,000.00               $1,098.69           $3.98             .76%
Class A -- assumed 5% return                            1,000.00                1,021.14            3.83              .76
Class B -- actual return                                1,000.00                1,094.68            7.99             1.53
Class B -- assumed 5% return                            1,000.00                1,017.30            7.70             1.53
Class C -- actual return                                1,000.00                1,094.28            8.30             1.59
Class C -- assumed 5% return                            1,000.00                1,017.00            8.00             1.59
Class F -- actual return                                1,000.00                1,098.69            4.29              .82
Class F -- assumed 5% return                            1,000.00                1,020.84            4.13              .82
Class 529-A -- actual return                            1,000.00                1,097.98            4.45              .85
Class 529-A -- assumed 5% return                        1,000.00                1,020.69            4.28              .85
Class 529-B -- actual return                            1,000.00                1,093.40            8.98             1.72
Class 529-B -- assumed 5% return                        1,000.00                1,016.36            8.65             1.72
Class 529-C -- actual return                            1,000.00                1,093.72            8.93             1.71
Class 529-C -- assumed 5% return                        1,000.00                1,016.40            8.60             1.71
Class 529-E -- actual return                            1,000.00                1,096.57            6.22             1.19
Class 529-E -- assumed 5% return                        1,000.00                1,019.00            5.99             1.19
Class 529-F -- actual return                            1,000.00                1,097.79            4.92              .94
Class 529-F -- assumed 5% return                        1,000.00                1,020.24            4.73              .94
Class R-1 -- actual return                              1,000.00                1,093.73            8.46             1.62
Class R-1 -- assumed 5% return                          1,000.00                1,016.85            8.15             1.62
Class R-2 -- actual return                              1,000.00                1,093.96            8.25             1.58
Class R-2 -- assumed 5% return                          1,000.00                1,017.05            7.95             1.58
Class R-3 -- actual return                              1,000.00                1,097.12            5.49             1.05
Class R-3 -- assumed 5% return                          1,000.00                1,019.70            5.29             1.05
Class R-4 -- actual return                              1,000.00                1,098.30            4.24              .81
Class R-4 -- assumed 5% return                          1,000.00                1,020.89            4.08              .81
Class R-5 -- actual return                              1,000.00                1,099.96            2.67              .51
Class R-5 -- assumed 5% return                          1,000.00                1,022.39            2.57              .51

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182) and divided by 365 (to reflect the one-half year period).


APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT

The fund's Board of Directors has approved the renewal of the fund's Investment Advisory and Service Agreement (the "agreement") with Capital Research and Management Company ("CRMC") for an additional one-year term through December 31, 2005, following the recommendation of the fund's Contracts Committee (the
"Committee"), composed of all of the fund's independent Directors. The information, material factors and the conclusions that formed the basis for the Committee's recommendation and the Board's subsequent approval are described below.

1. INFORMATION RECEIVED

Materials reviewed
During the course of each year, the independent Directors receive a wide variety of materials relating to the services provided by CRMC, including reports on the fund's investment performance; portfolio composition; portfolio trading practices; distribution, sales, redemptions and shareholder services; and other information relating to the nature, extent and quality of the services provided by CRMC to the fund. In addition, supplementary information requested and reviewed by the Committee included extensive materials regarding the investment performance of the fund and CRMC, advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients), financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process
The Committee received assistance and advice regarding legal and industry standards from independent counsel to the independent Directors. The Committee discussed the renewal of the agreement with CRMC representatives and in a private session with independent legal counsel at which no representatives of CRMC were present. In deciding to recommend renewal, the Committee did not identify any particular information or any single factor that was controlling. This summary describes the most important factors, but not all of the matters considered.

2. NATURE, EXTENT AND QUALITY OF SERVICES

CRMC, its personnel and its resources
The Board and the Committee considered the depth and quality of CRMC's investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under its management. The Board and the Committee considered that CRMC made available to its investment professionals a variety of information technology tools and systems relating to investment management, compliance, trading, performance and portfolio accounting. They considered CRMC's commitment to investing in information technology supporting investment management and compliance. The Board and the Committee also considered CRMC's continuing need to attract and retain qualified personnel and to maintain and enhance its information technology tools and systems.

Other services
The Board and the Committee considered CRMC's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Directors informed; and its attention to matters that may involve conflicts of interest with the fund. The Board and the Committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, fund accounting and fund treasury functions. The Board and the Committee further considered CRMC's supervision of the fund's third-party service providers, especially the fund's custodians and sub-custodians.

The Board and the Committee concluded that the nature, extent and quality of the services provided by CRMC has benefited and will continue to benefit the fund and its shareholders.

3. INVESTMENT PERFORMANCE

The Board and the  Committee  considered  whether the fund  operated  within its investment objective and its record of compliance with its investment restrictions. The Board and the Committee reviewed the investment performance of the fund and compared that performance to that of the Lipper Global Funds Index and selected comparable funds included in that index. The Board and the Committee noted that the fund's investment results surpassed those of the index as well as the median of the selected funds for the year to October 31, 2004, and for the five-year and ten-year periods ending on that date. The Board and the Committee also noted that CRMC provides monthly updates on fund performance and the resources committed to that performance. The Board and the Committee concluded that CRMC's performance record in managing the fund indicates that its continued management will benefit the fund and its shareholders.

4. ADVISORY FEES AND TOTAL EXPENSES

The Board and the Committee compared the advisory fees and total expenses of the fund (as a percentage of average net assets) with the average fees and expenses of the funds in the index and those of the selected group of funds referred to above. The Board and the Committee observed that the fund's advisory fees and total expenses were lower than the median fees and expenses of the funds in both the index and of the selected funds. The Board and the Committee also noted that its advisory fees had been reduced during 2004 as a result of a 5% voluntary fee waiver. The Board and the Committee concluded that the relatively low level of the fees charged by CRMC will benefit the fund and its shareholders.

The Board and the Committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. The Board and the Committee concluded that, although the fees paid by those clients generally were lower than those paid by the American Funds, the differences appropriately reflected CRMC's significantly greater responsibilities and broader scope of services regarding the American Funds, and the more extensive regulatory regime applicable to mutual funds.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board and the Committee reviewed information regarding CRMC's costs of providing services to the American Funds, and also reviewed the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Committee noted that they had also received information during the past year regarding the structure and manner in which CRMC's employees were compensated and the relationship of such compensation to the attraction and retention of quality personnel. The Board and the Committee considered CRMC's need to invest in technology, infrastructure and staff to offer new features and services and to accommodate changing regulatory requirements. The Board and the Committee noted that CRMC's level of profits had not increased over the past three years and that its profit levels would be reduced during the coming year as a result of CRMC's voluntary fee waiver. The Board and the Committee considered that breakpoints in the fund's advisory fee structure provide for fee reductions as fund assets increase, reflecting economies of scale in the cost of operations that are shared with investors. The Board and the Committee concluded that CRMC's cost structure was reasonable and that CRMC was sharing economies of scale with the fund and its shareholders, to their benefit.

6. ANCILLARY BENEFITS

The Board and the Committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with the fund and the other American Funds, including: fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the fund's principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliate. The Board and the Committee reviewed CRMC's portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. CONCLUSIONS

Based on their review, the Board and the Committee concluded that the nature, extent and quality of the services being provided to the fund by CRMC continued to be excellent, and that each of the factors referred to above favored renewal of the agreement. Based on their review, the Board and the Committee concluded that the fund's advisory fee is reasonable, both absolutely and in comparison with those of other similar mutual funds; that the fund and its shareholders have received reasonable value in return for those fees; and that renewal of the agreement is in the best interest of the fund and its shareholders.


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College
Boulevard
Brea, CA 92821-5823


TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Kirkpatrick & Lockhart
Nicholson Graham LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in New Perspective Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund's proxy voting record for the 12 months ended June 30, 2004, is also available on the SEC and American Funds websites.

A complete March 31, 2005, portfolio of New Perspective Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of New Perspective Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
>  New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds

Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-907-0505P

Litho in USA DD/GRS/8092-S1944

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

NEW PERSPECTIVE FUND
Investment portfolio

March 31, 2005
                                                                      unaudited

                                                                                                                     Market value
Common stocks -- 93.79%                                                                            Shares                   (000)


INFORMATION TECHNOLOGY -- 15.82%
Taiwan Semiconductor Manufacturing Co. Ltd.                                                   338,958,011             $   554,821
Microsoft Corp.                                                                                16,000,000                 386,720
Cisco Systems, Inc.(1)                                                                         17,200,000                 307,708
Xerox Corp.(1)                                                                                 20,000,000                 303,000
Samsung Electronics Co., Ltd.                                                                     591,850                 292,718
Hewlett-Packard Co.                                                                            12,855,000                 282,039
Google Inc., Class A(1)                                                                         1,415,000                 255,422
Sun Microsystems, Inc.(1)                                                                      62,426,300                 252,202
Murata Manufacturing Co., Ltd.                                                                  4,558,500                 244,555
Hon Hai Precision Industry Co., Ltd.                                                           51,339,771                 228,445
Tokyo Electron Ltd.                                                                             3,704,100                 211,159
ASML Holding NV(1)                                                                              7,270,000                 122,787
ASML Holding NV (New York registered)(1)                                                        5,188,000                  87,003
Texas Instruments Inc.                                                                          6,950,000                 177,155
Micron Technology, Inc.(1)                                                                     16,490,000                 170,507
Rohm Co., Ltd.                                                                                  1,740,000                 168,026
International Business Machines Corp.                                                           1,740,000                 159,001
Canon, Inc.                                                                                     2,930,000                 157,189
Nortel Networks Corp.(1)                                                                       54,000,000                 147,420
Chi Mei Optoelectronics Corp.                                                                  95,000,000                 139,648
Hoya Corp.                                                                                      1,182,900                 130,232
Applied Materials, Inc.(1)                                                                      7,595,000                 123,419
Agilent Technologies, Inc.(1)                                                                   5,036,800                 111,817
Lucent Technologies Inc.(1)                                                                    35,000,000                  96,250
KLA-Tencor Corp.(1)                                                                             2,065,897                  95,052
SAP AG                                                                                            554,500                  89,347
Advanced Micro Devices, Inc.(1)                                                                 5,500,000                  88,660
Corning Inc.(1)                                                                                 7,500,000                  83,475
QUALCOMM Inc.(1)                                                                                2,000,000                  73,300
Flextronics International Ltd.(1)                                                               6,000,000                  72,240
Fujitsu Ltd.                                                                                   12,000,000                  72,103
Molex Inc.                                                                                      2,680,000                  70,645
Yahoo! Inc.(1)                                                                                  2,000,000                  67,800
Altera Corp.(1)                                                                                 2,850,000                  56,373
NEC Corp.                                                                                       8,477,100                  51,252
Xilinx, Inc.                                                                                    1,625,000                  47,499
Hitachi, Ltd.                                                                                   7,500,000                  46,604
Motorola, Inc.                                                                                  3,000,000                  44,910
Cadence Design Systems, Inc.(1)                                                                 2,750,000                  41,112
TDK Corp.                                                                                         550,000                  37,666
Agere Systems Inc., Class B(1)                                                                 25,500,000                  36,210
Samsung Electro-Mechanics Co., Ltd.                                                               235,000                   5,811
Ricoh Co., Ltd.                                                                                   153,000                   2,627
                                                                                                                        6,191,929

FINANCIALS -- 12.11%
ING Groep NV                                                                                   14,779,335             $   446,357
Erste Bank der oesterreichischen Sparkassen AG                                                  8,182,496                 427,958
Bayerische Hypo- und Vereinsbank AG(1)                                                         16,334,900                 399,540
Societe Generale                                                                                3,485,000                 362,058
American International Group, Inc.                                                              6,366,319                 352,758
Citigroup Inc.                                                                                  5,856,667                 263,199
HSBC Holdings PLC                                                                              16,470,708                 260,252
J.P. Morgan Chase & Co.                                                                         7,400,000                 256,040
DEPFA BANK PLC                                                                                 16,101,070                 254,616
Royal Bank of Scotland Group PLC                                                                6,494,800                 206,473
UFJ Holdings, Inc.(1)                                                                              38,258                 201,320
Banco Santander Central Hispano, SA                                                            15,786,400                 192,141
Westpac Banking Corp.                                                                           9,716,763                 142,972
Mizuho Financial Group, Inc.                                                                       27,100                 128,193
Royal Bank of Canada                                                                            2,100,000                 127,761
DBS Group Holdings Ltd.                                                                        12,500,000                 112,838
Bank of Nova Scotia                                                                             3,300,000                 107,944
UBS AG                                                                                          1,198,895                 101,228
Allianz AG                                                                                        769,000                  97,634
Credit Suisse Group(1)                                                                          1,990,000                  85,427
QBE Insurance Group Ltd.                                                                        6,523,115                  75,100
Sompo Japan Insurance Inc.                                                                      4,297,000                  44,862
Fortis                                                                                          1,150,000                  32,809
Deutsche Bank AG                                                                                  267,700                  23,092
Bank of America Corp.                                                                             500,000                  22,050
Manulife Financial Corp.                                                                          300,000                  14,329
                                                                                                                        4,738,951

CONSUMER DISCRETIONARY -- 10.37%
News Corp. Inc., Class A                                                                       24,295,771                 411,084
News Corp. Inc., Class B                                                                        4,855,200                  85,500
Time Warner Inc.(1)                                                                            27,940,000                 490,347
Kingfisher PLC                                                                                 62,064,447                 338,315
Hyundai Motor Co.                                                                               5,055,360                 273,936
Bridgestone Corp.                                                                              14,552,000                 267,606
Toyota Motor Corp.                                                                              7,175,000                 267,104
Honda Motor Co., Ltd.                                                                           5,300,000                 265,544
Starbucks Corp.(1)                                                                              3,000,000                 154,980
Grupo Televisa, SA, ordinary participation certificates (ADR)                                   2,516,400                 147,964
Lagardere Groupe SCA                                                                            1,800,000                 136,257
Esprit Holdings Ltd.                                                                           18,764,000                 128,114
Industria de Diseno Textil, SA                                                                  3,841,100                 114,862
Pearson PLC                                                                                     8,326,000                 101,380
Suzuki Motor Corp.                                                                              5,360,000                  95,918
Volkswagen AG                                                                                   1,846,900                  87,906
Sharp Corp.                                                                                     5,500,000                  83,234
Bayerische Motoren Werke AG                                                                     1,729,200                  78,561
IAC/InterActiveCorp(1)                                                                          3,312,500                  73,769
MGM Mirage, Inc.(1)                                                                             1,000,000                  70,820
Mediaset SpA                                                                                    4,500,000                  64,745
Renault SA                                                                                        600,000                  53,585
Reed Elsevier PLC                                                                               5,100,000                  52,808
Carnival Corp., units                                                                           1,000,000                  51,810
Dow Jones & Co., Inc.                                                                           1,000,000                  37,370
Koninklijke Philips Electronics NV(1)                                                           1,250,000                  34,430
Cie. Financiere Richemont AG, units, Class A                                                      947,261                  29,736
Clear Channel Communications, Inc.                                                                850,000                  29,299
General Motors Corp.                                                                              900,000                  26,451
Liberty Media Corp., Class A(1)                                                                   400,000                   4,148
Antena 3 Television, SA(1)                                                                         19,677                   1,606
TI Automotive Ltd., Class A(1,2)                                                                4,578,091                       -
                                                                                                                        4,059,189

MATERIALS -- 9.98%
POSCO                                                                                           2,320,160                 459,460
Newmont Mining Corp.                                                                           10,650,000                 449,962
Dow Chemical Co.                                                                                6,270,200                 312,569
Nitto Denko Corp.                                                                               5,610,000                 294,161
Barrick Gold Corp.                                                                             10,000,000                 239,600
Georgia-Pacific Corp., Georgia-Pacific Group                                                    6,100,000                 216,489
Placer Dome Inc.                                                                               12,250,000                 198,695
Anglo American PLC                                                                              7,500,000                 177,264
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                5,380,000                 170,062
BASF AG                                                                                         2,360,000                 167,298
International Paper Co.                                                                         4,430,000                 162,980
BHP Billiton Ltd.                                                                               8,000,000                 110,537
Smurfit-Stone Container Corp.(1)                                                                6,700,000                 103,649
L'Air Liquide                                                                                     517,000                  95,092
Alcoa Inc.                                                                                      2,953,300                  89,751
Gold Fields Ltd.                                                                                7,650,855                  89,063
Weyerhaeuser Co.                                                                                1,300,000                  89,050
Akzo Nobel NV                                                                                   1,805,000                  82,402
Rohm and Haas Co.                                                                               1,700,000                  81,600
AngloGold Ashanti Ltd.                                                                          2,110,000                  73,179
Holcim Ltd.                                                                                     1,028,571                  63,243
Alcan Inc.                                                                                      1,575,000                  59,724
Yara International ASA(1)                                                                       3,576,000                  54,295
Phelps Dodge Corp.                                                                                490,000                  49,848
Valspar Corp.                                                                                     191,050                   8,891
Abitibi-Consolidated Inc.                                                                       1,272,755                   5,895
                                                                                                                        3,904,759

TELECOMMUNICATION SERVICES -- 9.09%
Vodafone Group PLC                                                                            377,220,425               1,000,524
Telefonica, SA                                                                                 30,733,342                 535,403
France Telecom, SA                                                                             14,484,205                 433,689
Royal KPN NV                                                                                   42,748,300                 382,331
Deutsche Telekom AG(1)                                                                         14,989,550                 299,214
O2 PLC(1)                                                                                     111,414,200                 250,816
Portugal Telecom, SGPS, SA                                                                     17,812,700                 208,723
SBC Communications Inc.                                                                         3,450,000                  81,730
AT&T Corp.                                                                                      4,050,000                  75,937
America Movil SA de CV, Series L (ADR)                                                          1,349,300                  69,624
Telenor ASA                                                                                     7,700,300                  69,239
KDDI Corp.                                                                                         11,950                  59,204
Telecom Italia SpA, nonvoting                                                                  11,526,971                  36,053
Singapore Telecommunications Ltd.                                                              17,195,285                  26,877
Swisscom AG                                                                                        72,000                  26,394
                                                                                                                        3,555,758

CONSUMER STAPLES -- 8.80%
Altria Group, Inc.                                                                             13,312,500             $   870,504
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR)                               15,411,500                 445,238
Nestle SA                                                                                       1,425,150                 389,885
Koninklijke Ahold NV(1)                                                                        40,026,166                 335,157
Groupe Danone                                                                                   2,140,000                 212,894
Avon Products, Inc.                                                                             4,816,400                 206,816
PepsiCo, Inc.                                                                                   3,275,000                 173,673
Unilever NV                                                                                     2,102,500                 143,076
Unilever NV (New York registered)                                                                 395,000                  27,026
Tesco PLC                                                                                      25,425,000                 151,911
Coca-Cola Co.                                                                                   3,300,000                 137,511
Anheuser-Busch Companies, Inc.                                                                  2,435,000                 115,395
Kraft Foods Inc., Class A                                                                       2,215,000                  73,206
Wal-Mart de Mexico, SA de CV, Series V                                                         14,814,329                  52,020
Diageo PLC                                                                                      3,085,000                  43,446
Procter & Gamble Co.                                                                              750,000                  39,750
Unilever PLC                                                                                    2,854,010                  28,178
                                                                                                                        3,445,686

ENERGY -- 8.58%
"Shell" Transport and Trading Co., PLC                                                         44,950,000                 403,069
Royal Dutch Petroleum Co. (New York registered)                                                 4,255,000                 255,470
ENI SpA                                                                                        14,415,000                 374,442
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                  5,077,000                 195,312
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                   3,894,900                 172,077
Norsk Hydro ASA                                                                                 4,164,000                 343,541
TOTAL SA                                                                                        1,256,100                 293,882
Halliburton Co.                                                                                 5,100,000                 220,575
Apache Corp.                                                                                    2,825,200                 172,987
Baker Hughes Inc.                                                                               3,700,000                 164,613
Canadian Natural Resources, Ltd.                                                                2,900,000                 163,960
Schlumberger Ltd.                                                                               2,130,000                 150,122
ChevronTexaco Corp.                                                                             2,100,000                 122,451
Unocal Corp.                                                                                    1,500,000                  92,535
Imperial Oil Ltd.                                                                               1,100,000                  83,754
Exxon Mobil Corp.                                                                               1,235,000                  73,606
ConocoPhillips                                                                                    400,000                  43,136
Transocean Inc.(1)                                                                                616,500                  31,725
                                                                                                                        3,357,257

HEALTH CARE -- 7.88%
Sanofi-Aventis                                                                                 12,072,212               1,017,902
AstraZeneca PLC (Sweden)                                                                        9,372,809                 370,726
AstraZeneca PLC (United Kingdom)                                                                  550,000                  21,659
Roche Holding AG                                                                                3,296,100                 353,252
Novo Nordisk A/S, Class B                                                                       5,635,000                 313,988
UCB NV                                                                                          5,112,124                 247,361
Novartis AG                                                                                     1,625,000                  75,803
Novartis AG (ADR)                                                                                 925,000                  43,271
Bristol-Myers Squibb Co.                                                                        4,200,000                 106,932
Amgen Inc.(1)                                                                                   1,480,000                  86,151
Medtronic, Inc.                                                                                 1,660,000                  84,577
Chugai Pharmaceutical Co., Ltd.                                                                 4,707,100                  72,332
Forest Laboratories, Inc.(1)                                                                    1,700,000                  62,815
Shionogi & Co., Ltd.                                                                            4,130,000                  56,952
Schering-Plough Corp.                                                                           3,000,000                  54,450
H. Lundbeck A/S                                                                                 1,595,897                  38,766
Eli Lilly and Co.                                                                                 715,000                  37,252
Smith & Nephew PLC                                                                              3,525,000                  33,106
Elan Corp., PLC (ADR)(1)                                                                        2,000,000                   6,480
                                                                                                                        3,083,775

INDUSTRIALS -- 5.82%
Tyco International Ltd.                                                                        16,412,500                 554,743
General Electric Co.                                                                           10,260,500                 369,994
United Parcel Service, Inc., Class B                                                            3,194,700                 232,382
FANUC LTD                                                                                       2,756,000                 172,539
Sandvik AB                                                                                      3,800,000                 158,100
Asahi Glass Co., Ltd.                                                                          14,692,000                 154,898
3M Co.                                                                                          1,535,000                 131,534
Ryanair Holdings PLC (ADR)(1)                                                                   2,893,500                 126,648
Wesfarmers Ltd.                                                                                 2,485,000                  76,357
Siemens AG                                                                                        800,000                  63,306
Deere & Co.                                                                                       700,000                  46,991
Parker Hannifin Corp.                                                                             700,000                  42,644
Adecco SA                                                                                         655,000                  35,975
Monster Worldwide Inc.(1)                                                                       1,216,600                  34,126
Caterpillar Inc.                                                                                  360,000                  32,918
Boeing Co.                                                                                        475,000                  27,769
Delta Air Lines, Inc.(1)                                                                        4,300,000                  17,415
                                                                                                                        2,278,339

UTILITIES -- 2.16%
E.ON AG                                                                                         3,300,000                 283,125
Veolia Environnement                                                                            5,230,275                 185,487
National Grid Transco PLC                                                                      17,535,100                 162,286
Scottish Power PLC                                                                             20,676,000                 159,642
Gas Natural SDG, SA                                                                             1,969,543                  56,624
                                                                                                                          847,164

MISCELLANEOUS -- 3.18%
Other common stocks in initial period of acquisition                                                                    1,246,119


Total common stocks (cost: $27,454,212,000)                                                                            36,708,926


Warrants -- 0.01%


FINANCIALS -- 0.01%
ING Groep NV, warrants, expire 2008(1)                                                          1,265,000                   5,313


CONSUMER DISCRETIONARY -- 0.00%
NTL Inc., Series A, warrants, expire 2011(1)                                                       39,037                      64


Total warrants (cost: $91,916,000)                                                                                          5,377


                                                                                                                     Market value
Convertible securities -- 0.23%                                                                   Shares                    (000)


FINANCIALS -- 0.23%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units            4,200,000,000                $  90,863


Total convertible securities (cost: $23,722,000)                                                                           90,863


                                                                                         Principal amount
Bonds & notes -- 0.00%                                                                              (000)


MATERIALS -- 0.00%
Cia. Vale do Rio Doce 0% (undated)(2)                                                               R$ 38                      --


Total bonds & notes (cost: $0)                                                                                                 --



Short-term securities -- 6.19%

Calyon North America Inc. 2.62%-2.91% due 4/18-6/3/2005                                          $149,200                 148,784
Barclays US Funding Corp. 2.57%-2.96% due 4/1-6/17/2005                                           142,300                 141,993
Toyota Motor Credit Corp. 2.65%-2.85% due 4/15-5/18/2005                                          139,600                 139,256
Svenska Handelsbanken Inc. 2.61% due 4/12/2005                                                    100,000                  99,913
Stadshypotek Delaware Inc. 2.62% due 4/11/2005(3)                                                  30,000                  29,976
BNP Paribas Finance Inc. 2.55%-2.75% due 4/1-5/9/2005                                             126,000                 125,828
Freddie Mac 2.55%-2.82% due 4/20-5/24/2005                                                        116,100                 115,706
Old Line Funding, LLC 2.60%-2.70% due 4/4-4/27/2005(3)                                            108,738                 108,592
American Honda Finance Corp. 2.60%-2.76% due 4/13-4/21/2005                                       105,580                 105,437
Federal Home Loan Bank 2.81%-2.96% due 6/8-7/1/2005                                               101,287                 100,605
KfW International Finance Inc. 2.63%-2.87% due 4/4-5/31/2005(3)                                   100,000                  99,743
Amsterdam Funding Corp 2.59%-2.61% due 4/6-4/12/2005(3)                                            97,800                  97,745
Danske Corp., Series A 2.57%-2.87% due 4/4-5/23/2005                                               88,400                  88,185
UBS Finance (Delaware) LLC 2.63%-2.775% due 4/18-4/26/2005                                         79,600                  79,474
Societe Generale 2.86% due 5/20/2005                                                               50,000                  50,000
Barton Capital Corp. 2.76% due 4/21/2005(3)                                                        25,400                  25,359
Fannie Mae due 2.86% due 6/1/2005                                                                  75,000                  74,643
GlaxoSmithKline Finance PLC 2.82%-2.835% due 6/3/2005                                              75,000                  74,618
Mont Blanc Capital Corp. 2.79% due 4/20/2005(3)                                                    25,000                  24,961
ING (U.S.) Funding LLC 2.67%-2.69% due 4/11-4/26/2005                                              40,300                  40,243
Allied Irish Banks N.A. Inc. 2.70%-2.925% due 5/5-6/1/2005(3)                                      58,000                  57,773
IXIS Commercial Paper Corp. 2.59% due 4/5/2005(3)                                                  50,000                  49,982
Deutsche Bank Financial LLC 2.63% due 4/8/2005                                                     50,000                  49,971
Bank of Nova Scotia 2.62% due 4/19/2005                                                            50,000                  49,934
BMW U.S. Capital Corp. 2.58%-2.92% due 4/8-6/16/2005(3)                                            50,000                  49,829
Canadian Imperial Holdings Inc. 2.80% due 5/16/2005                                                50,000                  49,822
Shell Finance (U.K.) PLC 2.795% due 5/16/2005                                                      50,000                  49,821
Variable Funding Capital Corp. 2.84% due 5/16/2005(3)                                              50,000                  49,819
International Bank for Reconstruction and Development 2.81% due 5/27/2005                          50,000                  49,778
DaimlerChrysler Revolving Auto Conduit LLC II 2.60% due 4/1-4/8/2005                               44,900                  44,892
Dexia Delaware LLC 2.575% due 4/8/2005                                                             40,000                  39,977
Bank of Ireland 2.60% due 4/14/2005(3)                                                             34,600                  34,568
Siemens Capital Co. LLC 2.58% due 4/5/2005                                                         30,000                  29,989
Tennessee Valley Authority 2.84% due 6/16/2005                                                     25,000                  24,854
Diageo Capital PLC 2.55% due 4/6/2005(3)                                                           18,500                  18,492


Total short-term securities (cost: $2,420,545,000)                                                                      2,420,562

Total investment securities (cost: $29,990,395,000)                                                                    39,225,728

Other assets less liabilities                                                                                            (84,852)

Net assets                                                                                                            $39,140,876

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Directors.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $646,839,000, which represented 1.65% of the net assets of the fund.


ADR = American Depositary Receipts



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.


By /s/ Robert W. Lovelace
-------------------------------------
Robert W. Lovelace, President and PEO

Date: June 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Robert W. Lovelace
-------------------------------------
Robert W. Lovelace, President and PEO

Date: June 8, 2005



By /s/ R. Marcia Gould
----------------------------------
R. Marcia Gould, Treasurer and PFO

Date: June 8, 2005